CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Capital Stock Explanatory [Abstract]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Exercise	Expiry	December 31,				December 31,
Price	Date	2019	Granted	Exercised	Expired	2020
$1.30(USD)	August 18, 2021	1,175,000	—	—	—	1,175,000
$0.90(USD)	July 6, 2022	50,000	—	—	—	50,000
$0.30(USD)	November 28, 2022	750,000	—	—	—	750,000
$0.50(USD)	August 20, 2023	750,000	—	—	—	750,000
$0.57(USD)	April 17, 2023	200,000	—	—	—	200,000
$1.45(USD)	May 17, 2024	10,000	—	—	—	10,000
$0.78(USD)	August 19, 2024	700,000	—	—	—	700,000
$0.82(USD)	November 8, 2024	10,000	—	—	—	10,000
$0.76(USD)	February 11, 2025	—	200,000	—	—	200,000
$0.75(USD)	August 18, 2025	—	750,000	—	—	750,000
Total outstanding		3,645,000	950,000	—	—	4,595,000
Total exercisable		2,831,667	316,665	—	—	3,721,667

Exercise	Expiry	December 31,				December 31,
Price	Date	2018	Granted	Exercised	Expired	2019
$0.70(CAD)	October 7, 2019	28,571	—	—	(28,571)	—
$6.85(CAD)	November 14, 2019	100,000	—	—	(100,000)	—
$1.30(USD)	August 18, 2021	1,175,000	—	—	—	1,175,000
$0.90(USD)	July 6, 2022	50,000	—	—	—	50,000
$0.30(USD)	November 28, 2022	750,000	—	—	—	750,000
$0.50(USD)	August 20, 2023	750,000	—	—	—	750,000
$0.57(USD)	April 17, 2023	200,000	—	—	—	200,000
$1.45(USD)	May 17, 2024	—	10,000	—	—	10,000
$0.78(USD)	August 19, 2024	—	700,000	—	—	700,000
$0.82(USD)	November 8, 2024	—	10,000	—	—	10,000
Total outstanding		3,053,571	720,000	—	(128,571)	3,645,000
Total exercisable		1,353,571				2,831,667

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted
		Average Exercise
	Number	Price
Outstanding, December 31, 2018	3,053,571	$0.92
Granted	720,000	$0.79
Expired	(128,571)	$4.22
Outstanding, December 31, 2019	3,645,000	$0.78
Granted	950,000	$0.75
Outstanding, December 31, 2020	4,595,000	$0.78

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended	Year ended	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
Risk-free interest rate (average)	0.51%	1.32%	2.15%
Estimated volatility (average)	67.29%	69.93%	66.56%
Expected life in years	5.00	5.00	5.00
Expected dividend yield	0.00%	0.00%	0.00%
Estimated forfeitures	0.00%	0.00%	0.00%
Grant date fair value per option	$0.38	$0.45	$0.29